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                                                        ------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-3443
                                   ---------------------------------------------


                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    1/31/05
                          -------------------

Item 1.  Schedule of Investments.

                                 AIM SUMMIT FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               SUM-QTR-1 1/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--83.84%
ADVERTISING--0.81%
Interpublic Group of Cos., Inc. (The)            (a)(b)                                 1,563,700                     $   20,406,285
====================================================================================================================================

AEROSPACE & DEFENSE--2.94%
Alliant Techsystems Inc.                         (a)(b)                                   260,650                         17,354,077
------------------------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                          225,000                         13,052,250
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     439,900                         25,430,619
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 181,200                         18,243,216
====================================================================================================================================
                                                                                                                          74,080,162
====================================================================================================================================

AIR FREIGHT & LOGISTICS--0.32%
Expeditors International of Washington, Inc.                                              145,000                          8,140,300
====================================================================================================================================

APPAREL RETAIL--0.88%
Gap, Inc. (The)                                  (b)                                    1,003,600                         22,089,236
====================================================================================================================================

APPLICATION SOFTWARE--0.96%
Amdocs Ltd. (United Kingdom)                     (a)                                      523,800                         15,583,050
------------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                      (a)(b)                                   220,000                          8,580,000
====================================================================================================================================
                                                                                                                          24,163,050
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.05%
Franklin Resources, Inc.                                                                   80,000                          5,428,800
------------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.               (b)                                      300,000                         15,123,000
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                                  100,000                          5,985,000
====================================================================================================================================
                                                                                                                          26,536,800
====================================================================================================================================

BIOTECHNOLOGY--2.09%
Amgen Inc.                                       (a)                                      328,400                         20,439,616
------------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                   (a)                                      232,600                         11,353,206
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                    (a)                                      192,700                         11,217,067
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                            (a)                                      291,800                          9,658,580
====================================================================================================================================
                                                                                                                          52,668,469
====================================================================================================================================

BROADCASTING & CABLE TV--0.36%
Univision Communications Inc.-Class A            (a)                                      330,000                          9,012,300
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.07%
Avaya Inc.                                       (a)                                      250,000                     $    3,587,500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                              (a)                                    1,224,300                         22,086,372
------------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                                   850,000                         12,988,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                    (b)                                      184,600                          6,874,504
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                  216,600                          6,565,146
====================================================================================================================================
                                                                                                                          52,101,522
====================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.61%
Best Buy Co., Inc.                                                                        100,000                          5,379,000
------------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                          300,000                          9,936,000
====================================================================================================================================
                                                                                                                          15,315,000
====================================================================================================================================

COMPUTER HARDWARE--1.31%
Apple Computer, Inc.                             (a)                                      125,000                          9,612,500
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                        (a)                                      561,000                         23,427,360
====================================================================================================================================
                                                                                                                          33,039,860
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.98%
Avid Technology, Inc.                            (a)(b)                                   220,000                         13,871,000
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                     (a)                                      165,000                          6,316,200
------------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                    (a)(b)                                   600,300                         14,827,410
------------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.                         (a)(b)                                   258,600                          8,143,314
------------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.                            (a)                                      627,200                          6,754,944
====================================================================================================================================
                                                                                                                          49,912,868
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.82%
Caterpillar Inc.                                 (b)                                      115,000                         10,246,500
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                               150,000                         10,414,500
====================================================================================================================================
                                                                                                                          20,661,000
====================================================================================================================================

CONSUMER ELECTRONICS--1.63%
Garmin Ltd. (Cayman Islands)                     (b)                                      224,900                         12,369,500
------------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.            (b)                                      125,000                         15,206,250
------------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-
New York Shares (Netherlands)                                                             514,880                         13,428,070
====================================================================================================================================
                                                                                                                          41,003,820
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.84%
Affiliated Computer Services, Inc.-Class A       (a)(b)                                   137,000                          7,424,030
------------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.                                   (a)                                      674,600                         11,940,420
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                          520,000                         21,184,800
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holding Corp.-Class A                                                               274,000                          5,781,400
====================================================================================================================================
                                                                                                                          46,330,650
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.25%
Wells Fargo & Co.                                                                         100,600                     $    6,166,780
====================================================================================================================================

DIVERSIFIED CHEMICALS--0.72%
Dow Chemical Co. (The)                                                                    125,000                          6,212,500
------------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                            125,000                          5,945,000
------------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                      110,000                          5,956,500
====================================================================================================================================
                                                                                                                          18,114,000
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.97%
Apollo Group, Inc.-Class A                       (a)                                      148,700                         11,626,853
------------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.                           (a)                                      221,500                          8,924,235
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                             820,000                         19,311,000
------------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                  (b)                                      199,000                          9,613,690
====================================================================================================================================
                                                                                                                          49,475,778
====================================================================================================================================

DIVERSIFIED METALS & MINING--0.31%
Phelps Dodge Corp.                                                                         80,000                          7,704,000
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.54%
Emerson Electric Co.                                                                      225,000                         15,129,000
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                 415,000                         23,509,750
====================================================================================================================================
                                                                                                                          38,638,750
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.69%
Agilent Technologies, Inc.                       (a)                                      431,500                          9,540,465
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (South Korea)      (c)                                       16,000                          7,718,358
====================================================================================================================================
                                                                                                                          17,258,823
====================================================================================================================================

EMPLOYMENT SERVICES--0.34%
Robert Half International Inc.                   (b)                                      279,000                          8,464,860
====================================================================================================================================

ENVIRONMENTAL SERVICES--0.93%
Waste Management, Inc.                                                                    806,000                         23,374,000
====================================================================================================================================

FOOD RETAIL--0.96%
Kroger Co. (The)                                 (a)                                    1,416,000                         24,213,600
====================================================================================================================================

FOOTWEAR--0.38%
NIKE, Inc.-Class B                                                                        110,100                          9,537,963
====================================================================================================================================

GENERAL MERCHANDISE STORES--0.69%
Target Corp.                                                                              341,900                         17,358,263
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--2.30%
Cardinal Health, Inc.                                                                     494,000                     $   27,822,080
------------------------------------------------------------------------------------------------------------------------------------
Henry Schein, Inc.                               (a)(b)                                   161,200                         10,971,272
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                            555,000                         19,141,950
====================================================================================================================================
                                                                                                                          57,935,302
====================================================================================================================================

HEALTH CARE EQUIPMENT--3.58%
Becton, Dickinson & Co.                                                                   207,100                         11,732,215
------------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                              242,600                         10,305,648
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                              95,100                          6,893,799
------------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                         (a)(b)                                   303,000                         17,577,030
------------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                           (a)                                      237,200                          9,317,216
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                     (a)                                      418,300                         20,530,164
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                            (a)(b)                                   175,000                         13,798,750
====================================================================================================================================
                                                                                                                          90,154,822
====================================================================================================================================

HEALTH CARE FACILITIES--0.98%
HCA Inc.                                                                                  398,800                         17,754,576
------------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.     (a)(b)                                   175,000                          6,893,250
====================================================================================================================================
                                                                                                                          24,647,826
====================================================================================================================================

HEALTH CARE SERVICES--0.37%
IMS Health Inc.                                                                           394,600                          9,225,748
====================================================================================================================================

HEALTH CARE SUPPLIES--0.33%
Alcon, Inc. (Switzerland)                        (b)                                      105,000                          8,316,000
====================================================================================================================================

HOME IMPROVEMENT RETAIL--0.45%
Lowe's Cos., Inc.                                (b)                                      197,303                         11,244,298
====================================================================================================================================

HOMEBUILDING--1.51%
Centex Corp.                                                                              190,300                         11,667,293
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                         279,000                         11,098,620
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                  236,400                         15,335,268
====================================================================================================================================
                                                                                                                          38,101,181
====================================================================================================================================

HOUSEHOLD APPLIANCES--0.63%
Black & Decker Corp. (The)                       (b)                                      193,100                         15,911,440
====================================================================================================================================

HOUSEHOLD PRODUCTS--0.70%
Clorox Co. (The)                                                                          136,000                          8,081,120
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                180,000                          9,581,400
====================================================================================================================================
                                                                                                                          17,662,520
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--0.67%
Wal-Mart Stores, Inc.                                                                     320,000                     $   16,768,000
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.64%
3M Co.                                                                                     80,800                          6,816,288
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                      660,500                         23,863,865
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                (b)                                      986,000                         35,634,040
====================================================================================================================================
                                                                                                                          66,314,193
====================================================================================================================================

INDUSTRIAL MACHINERY--1.13%
Eaton Corp.                                                                               115,000                          7,818,850
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                      175,000                         13,016,500
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                     117,000                          7,623,720
====================================================================================================================================
                                                                                                                          28,459,070
====================================================================================================================================

INTEGRATED OIL & GAS--2.69%
ChevronTexaco Corp.                                                                       146,100                          7,947,840
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                            132,300                         12,276,117
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         460,000                         23,736,000
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                406,000                         23,702,280
====================================================================================================================================
                                                                                                                          67,662,237
====================================================================================================================================

INTERNET RETAIL--0.21%
eBay Inc.                                        (a)(b)                                    65,000                          5,297,500
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.45%
VeriSign, Inc.                                   (a)                                      210,000                          5,426,400
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                      (a)(b)                                   165,000                          5,809,650
====================================================================================================================================
                                                                                                                          11,236,050
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.63%
Goldman Sachs Group, Inc. (The)                  (b)                                      162,500                         17,525,625
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                             168,000                         15,319,920
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 282,500                         16,969,775
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            290,000                         16,228,400
====================================================================================================================================
                                                                                                                          66,043,720
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.28%
Accenture Ltd.-Class A (Bermuda)                 (a)                                      270,000                          7,033,500
====================================================================================================================================

LEISURE PRODUCTS--0.22%
Mattel, Inc.                                     (b)                                      279,000                          5,426,550
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--2.69%
Aetna Inc.                                       (b)                                      118,700                     $   15,080,835
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                       (a)(b)                                   205,600                         11,698,640
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                   378,600                         33,657,540
------------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                   (a)                                       59,800                          7,265,700
====================================================================================================================================
                                                                                                                          67,702,715
====================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.37%
Harley-Davidson, Inc.                                                                     153,600                          9,232,896
====================================================================================================================================

MOVIES & ENTERTAINMENT--1.05%
Walt Disney Co. (The)                                                                     920,000                         26,339,600
====================================================================================================================================

OIL & GAS DRILLING--1.35%
ENSCO International Inc.                                                                  243,900                          8,348,697
------------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                                400,000                          7,780,000
------------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                 (a)                                      404,536                         17,799,584
====================================================================================================================================
                                                                                                                          33,928,281
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.76%
Baker Hughes Inc.                                                                         187,500                          8,118,750
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                           196,400                          9,437,020
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                  (b)                                      415,000                         17,068,950
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)         (a)                                      179,000                          9,714,330
====================================================================================================================================
                                                                                                                          44,339,050
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.33%
Apache Corp.                                                                              512,350                         27,882,087
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                        (b)                                      459,200                         20,071,632
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                        260,000                         10,574,200
====================================================================================================================================
                                                                                                                          58,527,919
====================================================================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--1.35%
Sunoco, Inc.                                     (b)                                      190,000                         16,623,100
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                              (b)                                      333,200                         17,336,396
====================================================================================================================================
                                                                                                                          33,959,496
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.90%
Citigroup Inc.                                                                            506,666                         24,851,967
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                      616,138                         23,000,432
====================================================================================================================================
                                                                                                                          47,852,399
====================================================================================================================================

PERSONAL PRODUCTS--0.77%
Avon Products, Inc.                                                                       278,600                         11,762,492
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                                      168,500                          7,606,090
====================================================================================================================================
                                                                                                                          19,368,582
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.18%
Allergan, Inc.                                                                             85,000                     $    6,455,750
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                (b)                                      358,300                         23,182,010
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                             1,119,400                         27,044,704
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (c)                                      332,720                         24,778,000
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel) (b)                                      359,800                         10,337,054
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     338,000                         13,394,940
====================================================================================================================================
                                                                                                                         105,192,458
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.80%
ACE Ltd. (Cayman Islands)                                                                 465,000                         20,181,000
====================================================================================================================================

REINSURANCE--0.72%
IPC Holdings, Ltd. (Bermuda)                                                              162,100                          6,842,241
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)            (b)                                      225,500                         11,322,355
====================================================================================================================================
                                                                                                                          18,164,596
====================================================================================================================================

RESTAURANTS--0.40%
McDonald's Corp.                                                                          312,800                         10,131,592
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.98%
Lam Research Corp.                               (a)(b)                                   312,800                          8,370,528
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                           (a)                                      626,000                         16,369,900
====================================================================================================================================
                                                                                                                          24,740,428
====================================================================================================================================

SEMICONDUCTORS--1.70%
Analog Devices, Inc.                                                                      216,000                          7,752,240
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               515,000                         11,561,750
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)          (a)                                      360,000                         12,042,000
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                           (b)                                      490,300                         11,379,863
====================================================================================================================================
                                                                                                                          42,735,853
====================================================================================================================================

SPECIALIZED FINANCE--0.60%
Moody's Corp.                                                                             179,000                         14,996,620
====================================================================================================================================

SPECIALTY STORES--1.67%
Bed Bath & Beyond Inc.                           (a)                                      483,400                         19,476,186
------------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                             97,300                          2,941,379
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                             388,900                         12,732,586
------------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                            (a)                                      201,400                          6,968,440
====================================================================================================================================
                                                                                                                          42,118,591
====================================================================================================================================

SUM-QTR-1

                                                                                                                           MARKET
                                                                                           SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
STEEL--1.20%
Nucor Corp.                                                                               154,000                     $    8,648,640
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                 413,600                         21,424,480
====================================================================================================================================
                                                                                                                          30,073,120
====================================================================================================================================

SYSTEMS SOFTWARE--5.23%
Adobe Systems Inc.                               (b)                                      267,800                         15,237,820
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                 1,064,755                         28,950,689
------------------------------------------------------------------------------------------------------------------------------------
Macrovision Corp.                                (a)                                      225,000                          5,249,250
------------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                      (a)                                      250,000                          6,462,500
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                         1,545,800                         40,623,624
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                     (a)                                    1,805,400                         24,860,358
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                   (a)                                      431,200                         10,068,520
====================================================================================================================================
                                                                                                                         131,452,761
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.69%
Doral Financial Corp. (Puerto Rico)              (b)                                      157,550                          6,814,038
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                       (b)                                      429,000                         27,704,820
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                            (b)                                      125,000                          7,987,500
====================================================================================================================================
                                                                                                                          42,506,358
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.88%
Nextel Communications, Inc.-Class A              (a)(b)                                   769,100                         22,065,479
------------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks & Other Equity Interests
(Cost $1,613,809,460)                                                                                                  2,108,817,890
====================================================================================================================================

MONEY MARKET FUNDS--3.50%
Liquid Assets Portfolio-Institutional Class      (d)                                   44,040,411                         44,040,411
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)                                   44,040,412                         44,040,412
====================================================================================================================================

Total Money Market Funds (Cost $88,080,823)                                                                               88,080,823
====================================================================================================================================
TOTAL INVESTMENTS--87.34% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,701,890,283)                                                                               2,196,898,713
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--12.66%
Liquid Assets Portfolio-Institutional Class      (d)(e)                               159,231,478                        159,231,478
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)(e)                               159,231,478                        159,231,478
====================================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $318,462,956)                                                                   318,462,956
====================================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost $2,020,353,239)                                                                     $2,515,361,669
____________________________________________________________________________________________________________________________________
====================================================================================================================================

SUM-QTR-1

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $32,496,358, which represented 1.29% of the Fund's Total Investments. See
    Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

SUM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2005
 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

SUM-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written.

SUM-QTR-1

    The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              MARKET                                          UNREALIZED        MARKET                      REALIZED
                              VALUE          PURCHASES        PROCEEDS       APPRECIATION       VALUE         DIVIDEND        GAIN
FUND                         10/31/04         AT COST        FROM SALES     (DEPRECIATION)     01/31/05        INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-   $ 41,927,214    $ 41,422,396    $ (39,309,199)    $         --    $ 44,040,411    $  272,686    $      --
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-        41,927,215      41,422,396      (39,309,199)              --      44,040,412       278,639           --
Institutional Class
====================================================================================================================================
   SUBTOTAL                $ 83,854,429    $ 82,844,792    $ (78,618,398)    $         --    $ 88,080,823    $  551,325    $      --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              MARKET                                          UNREALIZED        MARKET                      REALIZED
                              VALUE          PURCHASES        PROCEEDS       APPRECIATION       VALUE         DIVIDEND        GAIN
FUND                         10/31/04         AT COST        FROM SALES     (DEPRECIATION)     01/31/05        INCOME*       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-   $229,382,849    $ 38,619,851    $(108,771,222)    $         --    $159,231,478    $   38,859    $      --
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-       229,382,849      37,632,346     (107,783,717)              --     159,231,478        39,675           --
Institutional Class
====================================================================================================================================
   SUBTOTAL                $458,765,698    $ 76,252,197    $(216,554,939)    $         --    $318,462,956    $   78,534    $      --
====================================================================================================================================
   TOTAL                   $542,620,127    $159,096,989    $(295,173,337)    $         --    $406,543,779    $  629,859    $      --
====================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

SUM-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At January 31, 2005, securities with an aggregate value of $316,065,921 were on loan to brokers. The loans were secured by cash collateral of $318,462,956 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $78,534 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $124,161,654 and $174,147,501 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities         $ 524,485,722
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (35,983,225)
================================================================================
Net unrealized appreciation of investment securities               $ 488,502,497
================================================================================
Cost of investments for tax purposes is $2,026,859,172.

SUM-QTR-1

Item 2.  Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Summit Fund

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.